Risk Management Activities - Netting Arrangements (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current risk management liabilities
Disclosure of financial liabilities [abstract]
Gross amounts of recognized financial liabilities	$ (504)	$ (1,953)
Amounts set off	355	883
Net amounts included on the statement of financial position	(149)	(1,070)
Master netting arrangements	7	62
Net amount	(142)	(1,008)
Long-term risk management liabilities
Disclosure of financial liabilities [abstract]
Gross amounts of recognized financial liabilities	(145)	(449)
Amounts set off	91	43
Net amounts included on the statement of financial position	(54)	(406)
Master netting arrangements	2	7
Net amount	(52)	(399)
Accounts payable and accrued liabilities
Disclosure of financial liabilities [abstract]
Gross amounts of recognized financial liabilities	(760)	(1,344)
Amounts set off	646	934
Net amounts included on the statement of financial position	(114)	(410)
Master netting arrangements	11	176
Net amount	(103)	(234)
Current risk management assets
Disclosure of financial assets [abstract]
Gross amounts of recognized financial assets	528	1,602
Amounts set off	(355)	(883)
Net amounts included on the statement of financial position	173	719
Master netting arrangements	(7)	(62)
Net amount	166	657
Long-term risk management assets
Disclosure of financial assets [abstract]
Gross amounts of recognized financial assets	161	204
Amounts set off	(91)	(43)
Net amounts included on the statement of financial position	70	161
Master netting arrangements	(2)	(7)
Net amount	68	154
Trade and other receivables
Disclosure of financial assets [abstract]
Gross amounts of recognized financial assets	789	1,330
Amounts set off	(646)	(934)
Net amounts included on the statement of financial position	143	396
Master netting arrangements	(11)	(176)
Net amount	$ 132	$ 220